Deferred Income - Schedule of Deferred Income (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Deferred Income [Line Items]
Deferred income, current	€ 1,353
Deferred income, non current	9,771	€ 9,299	€ 9,299
Grant – C5 (IAPMEI) [Member]
Schedule of Deferred Income [Line Items]
Deferred income, current
Deferred income, non current	9,771		€ 9,299
Income deferrals - customers [Member]
Schedule of Deferred Income [Line Items]
Deferred income, current	€ 1,353